UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Four-in-One Index

Fund

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Fund Holdings as of August 31, 2003
	% of fund's investments	% of fund's investments 6 months ago	Targeted investment allocation
Spartan® 500 Index Fund	54.8%	55.1%	55.0%
Spartan Extended Market Index Fund	15.5	14.9	15.0
Spartan International Index Fund	15.0	14.7	15.0
Fidelity® U.S. Bond Index Fund	14.7	15.3	15.0
Cash Equivalents	0.0	0.0	0.0
	100.0%	100.0%	100.0%
Asset Allocation (% of fund's investments)
As of August 31, 2003	As of February 28, 2003
Domestic Equity Funds 70.3%	Domestic Equity Funds 70.0%
International Equity Funds 15.0%	International Equity Funds 14.7%
Investment Grade Fixed-Income Funds 14.7%	Investment Grade Fixed-Income Funds 15.3%
Cash Equivalents 0.0%	Cash Equivalents 0.0%

Semiannual Report

Investments August 31, 2003 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.3%
Spartan 500 Index Fund	2,902,530	$ 202,422,465
Spartan Extended Market Index Fund	2,342,133	57,335,405
TOTAL DOMESTIC EQUITY FUNDS		259,757,870
International Equity Funds - 15.0%
Spartan International Index Fund	2,403,879	55,481,533
TOTAL EQUITY FUNDS (Cost $381,520,719)		315,239,403
Fixed-Income Funds - 14.7%

Investment Grade Fixed-Income Funds - 14.7%
Fidelity U.S. Bond Index Fund (Cost $51,936,293)	4,881,653	54,186,343
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $433,457,012)		$ 369,425,746
Other Information
Purchases and redemptions of the underlying fund shares aggregated $66,799,140 and $15,723,687, respectively.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $4,053,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $433,457,012) - See accompanying schedule		$ 369,425,746
Receivable for fund shares sold		607,411
Receivable from investment adviser for expense reductions		5,970
Total assets		370,039,127

Liabilities
Payable for investments purchased	$ 411,562
Payable for fund shares redeemed	195,890
Accrued management fee	29,645
Total liabilities		637,097

Net Assets		$ 369,402,030
Net Assets consist of:
Paid in capital		$ 437,518,485
Undistributed net investment income		1,583,851
Accumulated undistributed net realized gain (loss) on investments		(5,669,040)
Net unrealized appreciation (depreciation) on investments		(64,031,266)
Net Assets, for 17,790,454 shares outstanding		$ 369,402,030
Net Asset Value, offering price and redemption price per share ($369,402,030 ÷ 17,790,454 shares)		$ 20.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,786,831
Interest		19
Total income		1,786,850

Expenses
Management fee	$ 156,927
Non-interested trustees' compensation	613
Miscellaneous	752
Total expenses before reductions	158,292
Expense reductions	(31,553)	126,739
Net investment income (loss)		1,660,111
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,116,521
Capital gain distributions from underlying funds	147,332	2,263,853
Change in net unrealized appreciation (depreciation) on investment securities		50,941,169
Net gain (loss)		53,205,022
Net increase (decrease) in net assets resulting from operations		$ 54,865,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,660,111	$ 5,066,779
Net realized gain (loss)	2,263,853	(3,755,152)
Change in net unrealized appreciation (depreciation)	50,941,169	(51,328,054)
Net increase (decrease) in net assets resulting from operations	54,865,133	(50,016,427)
Distributions to shareholders from net investment income	(311,372)	(5,490,974)
Share transactions Net proceeds from sales of shares	77,297,589	92,845,508
Reinvestment of distributions	294,660	5,199,093
Cost of shares redeemed	(28,065,813)	(63,658,161)
Net increase (decrease) in net assets resulting from share transactions	49,526,436	34,386,440
Total increase (decrease) in net assets	104,080,197	(21,120,961)

Net Assets
Beginning of period	265,321,833	286,442,794
End of period (including undistributed net investment income of $1,583,851 and undistributed net investment income of $235,112, respectively)	$ 369,402,030	$ 265,321,833
Other Information Shares
Sold	3,964,208	4,847,031
Issued in reinvestment of distributions	16,425	286,136
Redeemed	(1,460,682)	(3,316,532)
Net increase (decrease)	2,519,951	1,816,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 21.29	$ 23.64	$ 27.07	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.10	.36	.39	.47	.37
Net realized and unrealized gain (loss)	3.31	(3.90)	(2.26)	(3.23)	1.94
Total from investment operations	3.41	(3.54)	(1.87)	(2.76)	2.31
Distributions from net investment income	(.02)	(.38)	(.45)	(.50)	(.24)
Distributions in excess of net investment income	-	-	-	(.07)	-
Distributions from net realized gain	-	-	(.03)	(.10)	-
Total distributions	(.02)	(.38)	(.48)	(.67)	(.24)
Net asset value, end of period	$ 20.76	$ 17.37	$ 21.29	$ 23.64	$ 27.07
Total Return B, C	19.65%	(16.70)%	(7.97)%	(10.35)%	9.24%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.08% A	.08%	.08%	.08%	.08% A
Net investment income (loss)	1.05% A	1.87%	1.77%	1.77%	2.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 369,402	$ 265,322	$ 286,443	$ 318,033	$ 314,963
Portfolio turnover rate	10% A	18%	21%	23%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 29, 1999 (commencement of operations) to February 29, 2000.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Four-in-One Index Fund (the fund) is a fund of Fidelity Oxford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The fund primarily invests in a combination of Fidelity index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Effective August 4, 2003, Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,517,473	|
Unrealized depreciation	(77,229,943)
Net unrealized appreciation (depreciation)	$ (66,712,470)
Cost for federal income tax purposes	$ 436,138,216

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is paid to the fund, is then paid to the underlying funds with short-term trading fees. For the period, the fund received $14,271, of which $7,301, $2,987, and $3,983 was paid to Spartan 500 Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund, respectively.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the fund with investment management related services. For these services the fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the fund. Pursuant to this agreement, FMR pays all expenses of the fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of the fund's average net assets.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .08% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $31,550.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $3.

7. Other Information.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the fund was the owner of record of approximately 16% of the total outstanding shares of Spartan International Index Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Semiannual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IDV-USAN-1003
1.790939.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 17, 2003